Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2018
Brokers And Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2018 and 2017. All of the repurchase agreements are overnight agreements.

	December 31, 2018	December 31, 2017
Securities pledged for repurchase agreements:
U.S. Treasury securities	$861	$874
Obligations of U.S. government agencies	21,338	20,881
Total securities pledged	$22,199	$21,755
Gross amount of recognized liabilities for repurchase agreements	$22,199	$21,755
Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2018	2017	2016
Outstanding balance at year end	$22,199	$21,755	$28,925
Average balance during the year	18,456	18,234	21,767
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$22,199	$23,889	$28,925
Weighted average interest rate at year end	0.10%	0.10%	0.10%